Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-Term Borrowings
9.
SHORT-TERM BORROWINGS

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	665,000	230,000	32,395
Reversed factoring arrangements	3,572,978	2,099,273	295,676
Notes payable	—	970,941	136,754
Total	4,237,978	3,300,214	464,825

As of December 31, 2023, the Group can borrow up to RMB15,530.0 million (US$2,187.4 million) under existing credit facilities, reversed factoring and notes payable arrangements. As of December 31, 2023, the total aggregate amount available for the Group’s use under such arrangements was RMB12,229.8 million (US$1,722.5 million).

The weighted average interest rates for the outstanding short-term borrowings as of December 31, 2022 and 2023 were 3.17%, and 2.32%, respectively.

Short-term bank loans

Short-term bank loans consist of RMB denominated borrowings that are repayable within one year from their issuance dates. The weighted average interest rates for the outstanding short-term bank loans as of December 31, 2022 and 2023 were 3.97% and 3.36%, respectively.

The total aggregate amounts of unused lines of credit available for the Group’s use was RMB870.0 million (US$122.6 million) as of December 31, 2023, among which, RMB770.0 (US$108.5 million) will expire during March to November in 2024, and RMB100.0 million (US$14.1 million) will expire in 2026.

Reversed factoring arrangements

The Group enters into reversed factoring arrangements with certain commercial banks and suppliers which accelerated the suppliers’ receivables collection process by allowing suppliers to sell their receivables from the Group to the banks.

Under the reversed factoring arrangements, the Group is obligated to repay the principal upon maturity to respective banks, typically within six months. The weighted average interest rates for the outstanding reversed factoring arrangements as of December 31, 2022 and 2023 were 3.02% and 2.58%, respectively. In addition, the Group is required to collateralize the reversed factoring borrowings with time deposits purchased from the respective commercial banks. Time deposits collateralized and restricted from withdrawal and usage amounted to RMB3,864.9 million and RMB2,582.0 million (US$363.7 million) as of December 31, 2022 and 2023, respectively, and are classified as “Short-term investments” on the Group’s consolidated balance sheets.

9.
SHORT-TERM BORROWINGS (CONTINUED)

As a result of the above-mentioned reversed factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from the bank, for which the origination of the loans were reported as “Proceeds from short-term borrowing” within financing activities in the consolidated statements of cash flows for the years ended December 31, 2021, 2022 and 2023.

The total aggregate amount available for the Group’s use under the reversed factoring arrangements was RMB5,827.0 million as of December 31, 2022 and RMB7,499.8 million (US$1,056.3 million) as of December 31, 2023, which will expire between May to December of 2024.

Notes payable

In 2023 the Group entered into several note arrangements with certain commercial banks which allowed the Group to issue notes payable to its suppliers, which can subsequently be redeemed from the banks.

Under the note arrangements, the Group is obligated to pay the interest to the bank when note holders exchange the notes for cash from the bank and repay the principal upon maturity, typically within six months from when the note is issued. The weighted average interest rate for the outstanding notes payable as of December 31, 2023 were 1.53%. The Group is required to collateralize the notes payable with time deposits purchased from the respective commercial banks. Time deposits collateralized and restricted from withdrawal and usage amounted to RMB770.9 million (US$108.6 million) as of December 31, 2023, and are classified as “Short-term investments” on the Group’s consolidated balance sheets.

Under the note arrangements with commercial banks, the Group has RMB3,860.0 million (US$543.6 million) available for its use as of December 31, 2023, among which, RMB2,450.0 million (US$345.1 million), RMB400.0 million (US$56.3 million) and RMB1,010.0 million (US$142.2 million) will expire in 2024, 2025 and 2026, respectively.